UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Caesar M. P. Bryan     Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was (1.2)%, compared with total returns of 1.8% and (3.9)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 4.6%. The Fund’s NAV per share was $5.09, while the price of the publicly traded shares closed at $5.14 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since
	Year to Date	1 Year	3 Year	5 Year	10 Year	Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(1.23)%	3.05%	1.19%	(1.15)%	(6.41)%	0.73%
Investment Total Return (c)	4.57	4.48	5.44	(0.08)	(5.47)	0.53
CBOE S&P 500 Buy/Write Index	1.78	7.28	7.73	8.14	5.71	5.59
Bloomberg Barclays Government/Credit Bond Index	(1.93)	(0.70)	1.82	2.25	3.74	3.94
Energy Select Sector Index.	6.81	21.37	3.45	2.13	0.80	6.69
XAU Index	(3.92)	1.67	9.63	(1.07)	(7.31)	0.07
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2018:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	46.7%
Energy and Energy Services	40.3%
U.S. Government Obligations	13.0%

100.0%

Short Positions
Call Options Written	(3.2)%
Put Options Written	(0.1)%

(3.3)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of May 23, 2018, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.0%
	Energy and Energy Services — 39.5%
121,500	Anadarko Petroleum Corp.(a)	$8,867,247	$8,899,875
34,000	Andeavor(a)	4,604,390	4,460,120
88,000	Apache Corp.(a)	7,441,980	4,114,000
103,375	Baker Hughes, a GE Company(a)	5,776,579	3,414,476
351,000	BP plc, ADR(a)	15,901,410	16,026,660
122,500	Cabot Oil & Gas Corp.	3,374,468	2,915,500
202,000	Chevron Corp.(a)	26,241,870	25,538,860
25,000	Cimarex Energy Co.	3,366,786	2,543,500
35,500	Concho Resources Inc.†(a)	5,435,542	4,911,425
82,500	ConocoPhillips(a)	5,619,811	5,743,650
144,500	Devon Energy Corp.(a)	7,221,231	6,352,220
450,000	Eni SpA	8,723,382	8,358,772
132,000	EOG Resources Inc.(a)	15,164,672	16,424,760
23,000	EQT Corp.	1,494,632	1,269,140
457,500	Exxon Mobil Corp.(a)	41,326,588	37,848,975
198,500	Halliburton Co.(a)	11,125,710	8,944,410
31,000	Helmerich & Payne Inc.	2,449,545	1,976,560
33,000	Hess Corp.(a)	2,101,934	2,207,370
420,000	Kinder Morgan Inc.(a)	9,302,900	7,421,400
197,000	Marathon Oil Corp.	4,005,420	4,109,420
139,500	Marathon Petroleum Corp.(a)	10,855,718	9,787,320
47,500	Newfield Exploration Co.†	2,028,270	1,436,875
119,454	Noble Energy Inc.	4,835,154	4,214,337
82,300	Occidental Petroleum Corp.(a)	6,759,058	6,886,864
95,500	ONEOK Inc.	6,187,790	6,668,765
86,000	Phillips 66(a)	9,909,926	9,658,660
38,600	Pioneer Natural Resources Co.(a)	7,705,663	7,304,664
60,000	Range Resources Corp.	2,052,600	1,003,800
870,000	Royal Dutch Shell plc, Cl. A	30,705,106	30,185,689
318,966	Schlumberger Ltd.(a)	26,727,698	21,380,291
172,500	Suncor Energy Inc.(a)	6,944,084	7,017,300
120,000	Sunoco LP(a)	2,991,387	2,995,200
123,500	TechnipFMC plc(a)	4,307,131	3,919,890
213,000	The Williams Companies Inc.(a)	11,263,350	5,774,430
291,000	TOTAL SA, ADR(a)	18,404,240	17,622,960
98,500	Valero Energy Corp.(a)	11,292,010	10,916,755

		352,515,282	320,254,893

	Metals and Mining — 45.5%
689,500	Agnico Eagle Mines Ltd.(a)	37,235,088	31,599,785
1,318,200	Alacer Gold Corp.†	2,724,391	2,436,562
2,826,045	Alamos Gold Inc., New York, Cl. A(a)	23,265,542	16,080,196
1,055,647	Alamos Gold Inc., Toronto, Cl. A	6,268,239	6,014,374
190,000	AngloGold Ashanti Ltd., ADR(a)	3,319,693	1,559,900
300,180	Antofagasta plc	6,809,945	3,922,005
700,000	Asanko Gold Inc.†	2,431,909	756,095
3,700,000	B2Gold Corp.†	11,577,250	9,546,000
778,300	Barrick Gold Corp.(a)	15,538,374	10,219,079
2,400,000	Belo Sun Mining Corp.†	1,821,022	419,884
3,600,000	Centamin plc	7,244,290	5,653,803

Shares		Cost	Market Value
150,000	Centerra Gold Inc.†	$913,700	$834,062
1,725,000	Continental Gold Inc.†	5,298,853	4,972,997
1,065,000	Detour Gold Corp.†	20,635,542	9,575,400
1,579,800	Eldorado Gold Corp., New York†(a)	7,673,721	1,569,531
506,434	Eldorado Gold Corp., Toronto†	1,240,490	512,347
190,000	Endeavour Mining Corp.†	3,691,555	3,409,349
900,000	Fortuna Silver Mines Inc.†	4,466,250	5,112,000
360,000	Franco-Nevada Corp.(a)	29,460,960	26,287,200
1,596,636	Fresnillo plc	28,659,546	24,095,355
702,000	Gold Fields Ltd., ADR	3,713,386	2,506,140
912,300	Goldcorp Inc.(a)	15,885,219	12,507,633
3,676,832	Hochschild Mining plc	12,309,527	9,244,002
270,595	Kirkland Lake Gold Ltd.	5,068,638	5,730,320
40,000	Labrador Iron Ore Royalty Corp.	729,070	732,971
161,000	MAG Silver Corp., New York†(b)(c)	1,685,670	1,740,410
560,000	MAG Silver Corp., Toronto†	8,212,501	6,048,758
1,384,725	Newcrest Mining Ltd.	29,162,834	22,439,469
454,000	Newmont Mining Corp.(a)	22,552,990	17,120,340
596,100	Northern Dynasty Minerals Ltd.†	1,244,810	321,934
3,000,000	OceanaGold Corp.	9,833,892	8,329,213
710,000	Osisko Gold Royalties Ltd.	9,247,598	6,723,843
850,000	Perseus Mining Ltd.†	2,832,874	271,555
175,500	Polyus PJSC, GDR	7,170,823	5,765,175
119,600	Pretium Resources Inc., New York†	1,428,126	877,864
150,400	Pretium Resources Inc., Toronto†	1,311,126	1,106,278
422,900	Randgold Resources Ltd., ADR(a)	42,368,950	32,601,361
300,000	Rio Tinto plc, ADR(a)	17,722,116	16,644,000
303,000	Royal Gold Inc.(a)	27,420,238	28,130,520
850,000	SEMAFO Inc.†	4,257,692	2,463,393
1,060,000	Tahoe Resources Inc.(a)	20,044,168	5,215,200
694,000	Torex Gold Resources Inc.†	14,507,868	6,181,676
600,000	Wesdome Gold Mines Ltd.†	1,478,545	1,401,133
450,000	Wheaton Precious Metals Corp.(a)	11,970,527	9,927,000

		492,435,548	368,606,112

	TOTAL COMMON STOCKS	844,950,830	688,861,005

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
82,300	Kinder Morgan Inc., 9.750%	4,032,700	2,853,341

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Metals and Mining — 0.0%
150,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	$68,708	$0

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	Metals and Mining — 0.4%
$1,600,000	B2Gold Corp., 3.250%, 10/01/18	1,583,011	1,607,200
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,565,384	1,525,121
250,000	Pretium Resources Inc., 2.250%, 03/15/22	250,000	220,325

		3,398,395	3,352,646

	TOTAL CONVERTIBLE CORPORATE BONDS	3,398,395	3,352,646

	CORPORATE BONDS — 1.2%
	Energy and Energy Services — 0.4%
1,000,000	CNX Resources Corp., 5.875%, 04/15/22	881,139	1,007,690
1,000,000	The Williams Companies Inc., 7.875%, 09/01/21	893,660	1,117,500
1,000,000	Weatherford International Ltd., 7.750%, 06/15/21	992,262	1,032,500

		2,767,061	3,157,690

	Metals and Mining — 0.8%
2,600,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	2,542,909	2,515,500
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	2,000,000	2,049,400
2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	2,010,000	2,025,000

		6,552,909	6,589,900

	TOTAL CORPORATE BONDS	9,319,970	9,747,590

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 13.0%
$106,101,000	U.S. Treasury Bills, 1.638% to 2.054%††, 07/19/18 to 12/13/18(d)	$105,571,822	$105,578,457

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$967,342,425	810,393,039

OPTIONS WRITTEN — (3.3)% (Premiums received $29,671,523)			(26,611,548)

Other Assets and Liabilities (Net)			(5,785,345)

PREFERRED STOCK (3,516,357 preferred shares outstanding)			(87,908,925)

NET ASSETS — COMMON STOCK (135,675,760 common shares outstanding)			$690,087,221

NET ASSET VALUE PER COMMON SHARE ($690,087,221 ÷ 135,675,760 shares outstanding)			$5.09

(a)	Securities, or a portion thereof, with a value of $361,540,578 were deposited with the broker as collateral for options written.
(b)

At June 30, 2018, the Fund held investments in restricted and illiquid securities amounting to $1,740,410 or 0.21% of total investments before options written, which were valued under methods approved by the Board of Trustees as follows:

				6/30/18
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Dates	Cost	Per Share
161,000	MAG Silver Corp., New York	11/17/17	$1,685,670	$10.8100
150,000	Osisko Mining Inc. Expire 08/28/18	02/17/17	68,708	0.0000
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $8,330,310 or 1.03% of total investments before options written.

(d)	At June 30, 2018, $21,135,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	49.8%	$403,356,143
Canada	24.0	194,481,598
Europe.	16.9	136,778,310
Latin America	5.0	40,670,711
Asia/Pacific	3.8	31,040,237
South Africa	0.5	4,066,040
Total Investments	100.0%	$810,393,039

Short Positions
United States	(2.7)%	$(21,739,962)
Canada	(0.4)	(3,149,624)
Europe.	(0.2)	(1,479,350)
Asia/Pacific	(0.0)**	(242,612)
Total Investments	(3.3)%	$(26,611,548)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of June 30, 2018, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (1.7)%
Agnico Eagle Mines Ltd.	Pershing LLC	2,285	USD	10,472,155	USD	46.00	07/20/18	$230,691
Agnico Eagle Mines Ltd.	Pershing LLC	2,230	USD	10,220,090	USD	46.00	09/21/18	535,014
Alamos Gold Inc.	Pershing LLC	13,000	USD	7,397,000	USD	6.25	07/20/18	42,345
Alamos Gold Inc.	Pershing LLC	13,000	USD	7,397,000	USD	6.00	08/17/18	140,782
Alamos Gold Inc.	Pershing LLC	12,817	USD	7,292,873	USD	6.00	09/21/18	231,956
Anadarko Petroleum Corp.	Pershing LLC	430	USD	3,149,750	USD	67.50	07/20/18	265,810
Anadarko Petroleum Corp.	Pershing LLC	385	USD	2,820,125	USD	70.00	09/21/18	239,027
Andeavor	Pershing LLC	120	USD	1,574,160	USD	115.00	07/20/18	198,465
Andeavor	Pershing LLC	105	USD	1,377,390	USD	150.00	09/21/18	9,656
Antofagasta plc	Morgan Stanley	300	GBP	2,970,000	GBP	1,080.00	08/17/18	57,876
Apache Corp.	Pershing LLC	310	USD	1,449,250	USD	42.50	07/20/18	134,241
Apache Corp.	Pershing LLC	280	USD	1,309,000	USD	45.00	08/17/18	95,503
B2Gold Corp.	Pershing LLC	12,500	USD	3,225,000	USD	3.00	07/20/18	5,515
B2Gold Corp.	Pershing LLC	12,500	USD	3,225,000	USD	2.90	08/17/18	50,235
B2Gold Corp.	Pershing LLC	12,000	USD	3,096,000	USD	3.00	09/21/18	66,404

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
B2Gold Corp.	The Goldman Sachs Group, Inc.	4,050	USD	1,044,900	USD	3.93	10/01/18	$64,759
Baker Hughes, a GE Company	Pershing LLC	200	USD	660,600	USD	36.00	07/20/18	5,296
Baker Hughes, a GE Company	Pershing LLC	200	USD	660,600	USD	37.00	10/19/18	20,072
Barrick Gold Corp.	Pershing LLC	2,500	USD	3,282,500	USD	13.00	08/17/18	151,282
Barrick Gold Corp.	Pershing LLC	2,600	USD	3,413,800	USD	13.00	09/21/18	194,540
BP plc, ADR	Pershing LLC	1,200	USD	5,479,200	USD	42.50	07/20/18	402,155
BP plc, ADR	Pershing LLC	1,110	USD	5,068,260	USD	47.00	08/17/18	76,621
BP plc, ADR	Pershing LLC	1,200	USD	5,479,200	USD	46.00	09/21/18	178,914
Chevron Corp.	Pershing LLC	680	USD	8,597,240	USD	125.00	07/20/18	222,581
Chevron Corp.	Pershing LLC	670	USD	8,470,810	USD	130.00	08/17/18	134,324
Chevron Corp.	Pershing LLC	670	USD	8,470,810	USD	132.00	09/21/18	156,175
Concho Resources Inc.	Pershing LLC	125	USD	1,729,375	USD	150.00	08/17/18	39,189
ConocoPhillips	Pershing LLC	415	USD	2,889,230	USD	67.50	07/20/18	118,756
Eni SpA	Morgan Stanley	300	EUR	2,385,900	EUR	16.00	07/20/18	42,724
Eni SpA	Morgan Stanley	300	EUR	2,385,900	EUR	17.00	08/17/18	16,623
Eni SpA	Morgan Stanley	300	EUR	2,385,900	EUR	15.00	09/21/18	203,778
EOG Resources Inc.	Pershing LLC	405	USD	5,039,415	USD	125.00	08/17/18	196,540
Exxon Mobil Corp.	Pershing LLC	1,600	USD	13,236,800	USD	80.00	07/20/18	543,051
Exxon Mobil Corp.	Pershing LLC	1,500	USD	12,409,500	USD	82.50	08/17/18	317,489
Exxon Mobil Corp.	Pershing LLC	1,475	USD	12,202,675	USD	82.50	09/21/18	421,363
Franco-Nevada Corp.	Pershing LLC	1,200	USD	8,762,400	USD	75.00	08/17/18	187,539
Franco-Nevada Corp.	Pershing LLC	1,200	USD	8,762,400	USD	70.00	09/21/18	578,862
Goldcorp Inc.	Pershing LLC	2,983	USD	4,089,693	USD	14.00	08/17/18	140,436
Goldcorp Inc.	Pershing LLC	3,040	USD	4,167,840	USD	14.50	09/21/18	136,995
Halliburton Co.	Pershing LLC	660	USD	2,973,960	USD	47.50	09/21/18	94,797
Helmerich & Payne Inc.	Pershing LLC	150	USD	956,400	USD	75.00	09/21/18	9,623
Helmerich & Payne Inc.	Pershing LLC	150	USD	956,400	USD	65.00	12/21/18	70,033
Hess Corp.	Pershing LLC	170	USD	1,137,130	USD	57.50	08/17/18	173,259
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,473,800	USD	18.00	07/20/18	34,258
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,473,800	USD	18.00	08/17/18	50,124
Marathon Petroleum Corp.	Pershing LLC	355	USD	2,490,680	USD	76.00	09/21/18	62,767
Newcrest Mining Ltd.	Morgan Stanley	4,630	AUD	10,138,389	AUD	22.00	08/24/18	242,612
Newfield Exploration Co.	Pershing LLC	180	USD	544,500	USD	27.50	07/20/18	54,767
Newmont Mining Corp.	Pershing LLC	1,475	USD	5,562,225	USD	42.00	07/20/18	5,605
Newmont Mining Corp.	Pershing LLC	1,550	USD	5,845,050	USD	40.50	08/17/18	68,177
Newmont Mining Corp.	Pershing LLC	1,500	USD	5,656,500	USD	38.00	09/21/18	235,569
Noble Energy Inc.	Pershing LLC	400	USD	1,411,200	USD	32.00	11/16/18	197,658
Occidental Petroleum Corp.	Pershing LLC	288	USD	2,409,984	USD	77.50	07/20/18	188,193

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	270	USD	2,259,360	USD	85.00	09/21/18	$78,811
ONEOK Inc.	Pershing LLC	330	USD	2,304,390	USD	60.00	07/20/18	330,291
ONEOK Inc.	Pershing LLC	305	USD	2,129,815	USD	67.50	08/17/18	97,209
ONEOK Inc.	Pershing LLC	310	USD	2,164,730	USD	67.50	09/21/18	118,990
Phillips 66	Pershing LLC	210	USD	2,358,510	USD	117.00	09/21/18	58,054
Phillips 66	Pershing LLC	335	USD	3,762,385	USD	110.00	07/20/18	130,577
Pioneer Natural Resources Co.	Pershing LLC	125	USD	2,365,500	USD	210.00	08/17/18	30,308
Pioneer Natural Resources Co.	Pershing LLC	125	USD	2,365,500	USD	195.00	10/19/18	135,756
Randgold Resources Ltd., ADR	Pershing LLC	1,450	USD	11,178,050	USD	85.00	07/20/18	16,923
Randgold Resources Ltd., ADR	Pershing LLC	1,400	USD	10,792,600	USD	85.00	08/17/18	115,455
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,548,000	USD	55.00	07/20/18	171,084
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,548,000	USD	60.00	08/17/18	45,091
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,548,000	USD	60.00	09/21/18	89,305
Royal Dutch Shell plc	Morgan Stanley	277	GBP	7,282,330	GBP	2,500.00	07/20/18	515,704
Royal Dutch Shell plc	Morgan Stanley	298	GBP	7,834,420	GBP	2,600.00	08/17/18	281,624
Royal Dutch Shell plc	Morgan Stanley	295	GBP	7,755,550	GBP	2,600.00	09/21/18	361,022
Royal Gold Inc.	Pershing LLC	1,000	USD	9,284,000	USD	90.00	08/17/18	464,967
Schlumberger Ltd.	Pershing LLC	1,070	USD	7,172,210	USD	70.00	07/20/18	62,192
Schlumberger Ltd.	Pershing LLC	1,000	USD	6,703,000	USD	75.00	08/17/18	30,999
Schlumberger Ltd.	Pershing LLC	1,120	USD	7,507,360	USD	67.50	09/21/18	304,951
Suncor Energy Inc.	Pershing LLC	590	USD	2,400,120	USD	39.00	07/20/18	123,999
Suncor Energy Inc.	Pershing LLC	560	USD	2,278,080	USD	41.50	08/17/18	67,725
Suncor Energy Inc.	Pershing LLC	575	USD	2,339,100	USD	40.00	09/21/18	129,209
Tahoe Resources Inc.	Pershing LLC	3,500	USD	1,722,000	USD	6.00	10/19/18	91,801
TechnipFMC plc	Pershing LLC	485	USD	1,539,390	USD	35.00	10/19/18	60,804
The Williams Companies Inc.	Pershing LLC	690	USD	1,870,590	USD	28.00	07/20/18	14,897
The Williams Companies Inc.	Pershing LLC	690	USD	1,870,590	USD	28.00	08/17/18	36,462
The Williams Companies Inc.	Pershing LLC	750	USD	2,033,250	USD	28.00	09/21/18	48,996
TOTAL SA, ADR	Pershing LLC	1,000	USD	6,056,000	USD	62.50	07/20/18	36,457
TOTAL SA, ADR	Pershing LLC	453	USD	2,743,368	USD	62.50	08/17/18	43,964
TOTAL SA, ADR	Pershing LLC	1,000	USD	6,056,000	USD	62.50	09/21/18	118,382
Valero Energy Corp.	Pershing LLC	340	USD	3,768,220	USD	110.00	07/20/18	116,044
Valero Energy Corp.	Pershing LLC	325	USD	3,601,975	USD	115.00	08/17/18	85,897
Valero Energy Corp.	Pershing LLC	320	USD	3,546,560	USD	120.00	09/21/18	75,469

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
VanEck Vectors Gold Miners ETF	Pershing LLC	10,000	USD	22,310,000	USD	23.00	08/17/18	$409,814
VanEck Vectors Gold Miners ETF	Pershing LLC	2,500	USD	5,577,500	USD	22.50	09/21/18	211,538
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	3,309,000	USD	22.50	07/20/18	37,447
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	3,309,000	USD	22.00	08/17/18	121,061
Wheaton Precious Metals Corp.	Pershing LLC	1,500	USD	3,309,000	USD	22.50	09/21/18	113,132

TOTAL OTC CALL OPTIONS WRITTEN								$13,723,437

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	670	USD	5,087,980	USD	73.25	08/17/18	$74,555
Energy Select Sector SPDR ETF	Pershing LLC	670	USD	5,087,980	USD	73.50	08/17/18	79,076
VanEck Vectors Gold Miners ETF	Pershing LLC	1,546	USD	3,449,126	USD	20.00	08/17/18	10,118
VanEck Vectors Gold Miners ETF	Pershing LLC	5,700	USD	12,716,700	USD	21.00	08/17/18	104,809
VanEck Vectors Gold Miners ETF	Pershing LLC	6,800	USD	15,170,800	USD	21.50	09/21/18	341,270

TOTAL OTC PUT OPTIONS WRITTEN								$609,828

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.5)%
Agnico Eagle Mines Ltd.		2,380	USD	10,907,540	USD	46.00	08/17/18	$435,540
Alacer Gold Corp.		7,800	CAD	1,895,400	CAD	2.50	07/20/18	77,131
Alacer Gold Corp.		5,382	CAD	1,307,826	CAD	2.50	09/21/18	92,112
Anadarko Petroleum Corp.		400	USD	2,930,000	USD	72.50	08/17/18	157,600
Andeavor		115	USD	1,508,570	USD	145.00	08/17/18	10,005
AngloGold Ashanti Ltd., ADR		1,900	USD	1,559,900	USD	9.00	07/20/18	9,500
Apache Corp.		290	USD	1,355,750	USD	42.50	10/19/18	181,250
Baker Hughes, a GE Company		360	USD	1,189,080	USD	35.00	07/20/18	16,200
Baker Hughes, a GE Company		320	USD	1,056,960	USD	37.00	10/19/18	32,000
Barrick Gold Corp.		1,342	USD	1,762,046	USD	13.00	07/20/18	53,680
Barrick Gold Corp.		1,342	USD	1,762,046	USD	14.00	07/20/18	10,736
Cabot Oil & Gas Corp.		425	USD	1,011,500	USD	24.00	07/20/18	29,325
Cabot Oil & Gas Corp.		375	USD	892,500	USD	25.00	07/20/18	18,750
Cabot Oil & Gas Corp.		425	USD	1,011,500	USD	24.00	10/19/18	74,375
Centerra Gold Inc.		1,500	CAD	1,096,500	CAD	8.00	07/20/18	6,846
Centerra Gold Inc.		1,500	CAD	1,096,500	CAD	7.00	10/19/18	79,869

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Cimarex Energy Co.	120	USD	1,220,880	USD	95.00	09/21/18	$144,000
Cimarex Energy Co.	130	USD	1,322,620	USD	90.00	12/21/18	217,100
Concho Resources Inc.	120	USD	1,660,200	USD	155.00	09/21/18	44,400
Concho Resources Inc.	110	USD	1,521,850	USD	160.00	12/21/18	63,250
ConocoPhillips	410	USD	2,854,420	USD	70.00	08/17/18	108,240
Continental Gold Inc.	8,625	CAD	3,268,875	CAD	4.00	08/17/18	121,373
Continental Gold Inc.	8,625	CAD	3,268,875	CAD	4.50	10/19/18	98,410
Detour Gold Corp.	3,950	CAD	4,668,900	CAD	15.00	07/20/18	9,014
Detour Gold Corp.	3,200	CAD	3,782,400	CAD	12.00	10/19/18	231,240
Devon Energy Corp.	420	USD	1,846,320	USD	33.00	07/20/18	459,900
Devon Energy Corp.	425	USD	1,868,300	USD	34.00	07/20/18	429,250
Devon Energy Corp.	600	USD	2,637,600	USD	43.00	10/19/18	256,800
Endeavour Mining Corp.	950	CAD	2,241,050	CAD	25.00	07/20/18	7,226
Endeavour Mining Corp.	950	CAD	2,241,050	CAD	23.00	10/19/18	124,653
EOG Resources Inc.	465	USD	5,910,425	USD	100.00	07/20/18	1,153,200
EOG Resources Inc.	450	USD	5,599,350	USD	115.00	07/20/18	486,000
EQT Corp.	230	USD	1,269,140	USD	55.00	09/21/18	81,650
Fortuna Silver Mines Inc.	4,500	USD	2,556,000	USD	5.00	09/21/18	371,250
Fortuna Silver Mines Inc.	4,500	USD	2,556,000	USD	6.00	12/21/18	202,500
Franco-Nevada Corp.	1,200	USD	8,762,400	USD	75.00	07/20/18	67,200
Gold Fields Ltd., ADR	4,000	USD	1,428,000	USD	4.00	07/20/18	6,000
Gold Fields Ltd., ADR	3,000	USD	1,071,000	USD	4.00	10/19/18	45,000
Goldcorp Inc.	3,100	USD	4,250,100	USD	15.00	07/20/18	12,400
Halliburton Co.	675	USD	3,041,550	USD	52.50	07/20/18	2,025
Halliburton Co.	650	USD	2,928,900	USD	50.00	08/17/18	33,800
Hess Corp.	160	USD	1,070,240	USD	65.00	11/16/18	121,120
Kinder Morgan Inc.	1,400	USD	2,473,800	USD	19.00	09/21/18	32,200
Kirkland Lake Gold Ltd.	6	CAD	16,704	CAD	19.00	07/20/18	4,028
Kirkland Lake Gold Ltd.	1,000	CAD	2,784,000	CAD	21.00	10/19/18	547,674
Kirkland Lake Gold Ltd.	890	CAD	2,477,760	CAD	23.00	10/19/18	368,958
Kirkland Lake Gold Ltd.	810	CAD	2,255,040	CAD	28.00	10/19/18	138,630
MAG Silver Corp.	2,400	CAD	3,408,000	CAD	15.00	07/20/18	4,564
MAG Silver Corp.	2,400	CAD	3,408,000	CAD	15.00	09/21/18	104,971
MAG Silver Corp.	2,400	CAD	3,408,000	CAD	15.00	10/19/18	141,483
Marathon Oil Corp.	700	USD	1,460,200	USD	18.00	07/20/18	206,850
Marathon Oil Corp.	1,270	USD	2,649,220	USD	22.00	10/19/18	189,230
Marathon Petroleum Corp.	375	USD	2,631,000	USD	72.50	07/20/18	40,875
Marathon Petroleum Corp.	665	USD	4,665,640	USD	80.00	08/17/18	33,250
Newfield Exploration Co.	75	USD	226,875	USD	29.00	07/20/18	14,438
Newfield Exploration Co.	75	USD	226,875	USD	29.00	09/21/18	24,000
Newfield Exploration Co.	145	USD	438,625	USD	30.00	09/21/18	37,265
Noble Energy Inc.	426	USD	1,502,928	USD	30.00	08/17/18	238,560
Noble Energy Inc.	370	USD	1,305,360	USD	35.00	11/16/18	118,400

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	265	USD	2,217,520	USD	85.00	08/17/18	$65,455
OceanaGold Corp.	10,000	CAD	3,650,000	CAD	3.50	07/20/18	171,148
OceanaGold Corp.	10,000	CAD	3,650,000	CAD	3.50	08/17/18	232,001
OceanaGold Corp.	10,000	CAD	3,650,000	CAD	3.50	09/21/18	270,034
Osisko Gold Royalties Ltd.	2,400	CAD	2,988,000	CAD	14.00	07/20/18	6,390
Phillips 66	315	USD	3,537,765	USD	120.00	08/17/18	40,005
Pioneer Natural Resources Co.	136	USD	2,573,664	USD	190.00	09/21/18	170,952
Pretium Resources Inc.	2,700	USD	1,981,800	USD	7.00	09/21/18	256,500
Randgold Resources Ltd., ADR	1,379	USD	10,630,711	USD	82.50	09/21/18	282,695
Range Resources Corp.	300	USD	501,900	USD	16.00	08/17/18	49,500
Range Resources Corp.	300	USD	501,900	USD	16.00	09/21/18	54,000
Royal Gold Inc.	1,030	USD	9,562,520	USD	90.00	07/20/18	372,860
Royal Gold Inc.	1,000	USD	9,284,000	USD	92.50	10/19/18	460,000
SEMAFO Inc.	8,500	CAD	3,238,500	CAD	4.00	07/20/18	32,328
Tahoe Resources Inc.	3,500	USD	1,722,000	USD	6.00	08/17/18	35,000
Tahoe Resources Inc.	3,500	USD	1,722,000	USD	6.00	09/21/18	61,250
TechnipFMC plc	385	USD	1,221,990	USD	30.00	07/20/18	90,475
TechnipFMC plc	365	USD	1,158,510	USD	34.00	07/20/18	14,600
Torex Gold Resources Inc.	2,900	CAD	3,395,900	CAD	11.00	07/20/18	209,561
Torex Gold Resources Inc.	2,300	CAD	2,693,300	CAD	15.00	10/19/18	69,981
TOTAL SA, ADR	452	USD	2,737,312	USD	65.00	08/17/18	16,724
VanEck Vectors Gold Miners ETF	10,000	USD	22,310,000	USD	23.00	07/20/18	160,000
VanEck Vectors Gold Miners ETF	5,100	USD	11,378,100	USD	23.00	09/21/18	331,500

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$11,880,255

Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	570	USD	4,328,580	USD	65.00	07/20/18	$2,280
Energy Select Sector SPDR ETF	929	USD	7,054,826	USD	70.00	07/20/18	11,148
Energy Select Sector SPDR ETF	1,400	USD	10,631,600	USD	73.00	09/21/18	229,600
VanEck Vectors Gold Miners ETF	6,200	USD	13,832,200	USD	22.00	07/20/18	155,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$398,028

TOTAL OPTIONS WRITTEN							$26,611,548

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $967,342,425)	$810,393,039
Foreign currency (cost $622,017)	627,622
Cash	2,430
Deposit at brokers	182,369
Receivable for investments sold	99,984
Dividends and interest receivable	913,865
Deferred offering expense	130,122
Prepaid expense	6,030

Total Assets	812,355,461

Liabilities:
Options written, at value (premiums received $29,671,523)	26,611,548
Payable to brokers	5,238,390
Distributions payable	61,048
Payable for investments purchased	1,673,334
Payable for investment advisory fees	639,947
Payable for payroll expenses	62,112
Payable for accounting fees	11,250
Other accrued expenses	61,686

Total Liabilities	34,359,315

Cumulative Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value, 3,516,357 shares issued and outstanding)	87,908,925

Net Assets Attributable to Common Shareholders	$690,087,221

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,358,864,071
Distributions in excess of net investment income	(197,552)
Distributions in excess of net realized gain on investments, securities sold short, written options, and foreign currency transactions	(514,690,307)
Net unrealized depreciation on investments	(156,949,386)
Net unrealized appreciation on written options	3,059,975
Net unrealized appreciation on foreign currency translations	420

Net Assets	$690,087,221

Net Asset Value per Common Share:
($690,087,221 ÷ 135,675,760 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$5.09

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $438,187)	$8,614,765
Interest	1,256,507

Total Investment Income	9,871,272

Expenses:
Investment advisory fees	3,922,536
Shareholder communications expenses	172,292
Offering expense for issuance of common shares	146,594
Payroll expenses	98,640
Trustees’ fees	97,065
Legal and audit fees	73,817
Custodian fees	29,688
Accounting fees	22,500
Shareholder services fees	10,344
Interest expense	373
Service fees for securities sold short (See Note 2)	389
Miscellaneous expenses	32,717

Total Expenses	4,606,955

Less:
Expenses paid indirectly by broker (See Note 3)	(3,000)

Net Expenses	4,603,955

Net Investment Income	5,267,317

Net Realized and Unrealized Gain/(Loss)on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(10,159,817)
Net realized loss on securities sold short	(17,656)
Net realized gain on written options	27,782,979
Net realized loss on foreign currency transactions	(263,815)

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	17,341,691

Net change in unrealized appreciation/depreciation:
on investments	(47,646,281)
on written options	16,926,126
on foreign currency translations	(406)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(30,720,561)

Net Realized and Unrealized Gain/(Loss)on Investments, Securities Sold Short, Written Options, and Foreign Currency	(13,378,870)

Net Decrease in Net Assets Resulting from Operations	(8,111,553)

Total Distributions to Preferred Shareholders	(2,197,723)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(10,309,276)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$5,267,317	$8,519,105
Net realized gain on investments, securities sold short, written options, and foreign currency transactions	17,341,691	48,124,067
Net change in unrealized depreciation on investments, securities sold short, written options, and foreign currency translations	(30,720,561)	(1,224,511)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,111,553)	55,418,661

Distributions to Preferred Shareholders:
Net investment income	(545,035)*	(4,401,545)
Net realized gain	(1,652,688)*	—

Total Distributions to Preferred Shareholders	(2,197,723)	(4,401,545)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(10,309,276)	51,017,116

Distributions to Common Shareholders:
Net investment income	(4,881,954)*	(6,585,968)
Net realized gain	(14,645,862)*	—
Return of capital	(21,155,134)*	(74,461,432)

Total Distributions to Common Shareholders	(40,682,950)	(81,047,400)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—	4,108,377
Increase in net assets from common shares issued upon reinvestment of distributions	333,583	2,310,005
Net increase in net assets from repurchase of preferred shares	—	45,947

Net Increase in Net Assets from Fund Share Transactions	333,583	6,464,329

Net Decrease in Net Assets Attributable to Common Shareholders	(50,658,643)	(23,565,955)

Net Assets Attributable to Common Shareholders:
Beginning of year	740,745,864	764,311,819

End of period (including undistributed net investment income of $0 and $0, respectively)	$690,087,221	$740,745,864

*       Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Operating Performance:
Net asset value, beginning of year	$ 5.46		$ 5.68	$ 5.34	$ 7.35	$ 9.94	$ 13.26
Net investment income	0.04		0.06	0.03	0.02	0.03	0.07
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(0.10)		0.35	1.15	(1.15)	(1.51)	(1.89)
Total from investment operations	(0.06)		0.41	1.18	(1.13)	(1.48)	(1.82)
Distributions to Preferred Shareholders: (a)
Net investment income	(0.00)	*(b)	(0.03)	(0.00) (b)	(0.00) (b)	(0.02)	(0.00) (b)
Net realized gain	(0.01)	*	—	—	—	—	(0.05)
Return of capital	—		—	(0.04)	(0.04)	(0.02)	—
Total distributions to preferred shareholders	(0.01)		(0.03)	(0.04)	(0.04)	(0.04)	(0.05)
Net increase/(decrease) in net assets attributable to common shareholders resulting from operations	(0.07)		0.38	1.14	(1.17)	(1.52)	(1.87)
Distributions to Common Shareholders:
Net investment income	(0.04)	*	(0.05)	(0.04)	(0.02)	—	(0.06)
Net realized gain	(0.11)	*	—	—	—	—	(0.75)
Return of capital	(0.15	)*	(0.55)	(0.80)	(0.82)	(1.08)	(0.63)
Total distributions to common shareholders	(0.30)		(0.60)	(0.84)	(0.84)	(1.08)	(1.44)
Fund Share Transactions:
Increase in net asset value from issuance of common shares	—		0.00 (b)	0.04	—	0.01	0.01
Increase in net asset value from repurchase of common shares	—		—	0.00 (b)	0.00 (b)	—	0.00 (b)
Increase in net asset value from repurchase of preferred shares and transaction fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Offering costs for preferred shares charged to paid-in capital	—		—	—	—	—	(0.03)
Adjustments to offering costs for preferred shares credited to paid-in capital	—		—	—	—	0.00 (b)	—
Total Fund share transactions	—		—	0.04	0.00 (b)	0.01	(0.01)
Net Asset Value, End of Period	$ 5.09		$ 5.46	$ 5.68	$ 5.34	$ 7.35	$ 9.94
NAV total return †	(1.23)%		7.05%	22.67%	(17.59)%	(17.23)%	(14.62)%
Market value, end of period	$ 5.14		$ 5.21	$ 5.30	$ 4.75	$ 7.00	$ 9.02
Investment total return ††	4.57%		9.61%	29.39%	(22.14)%	(13.01)%	(19.51)%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014	2013
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$777,996		$828,655		$853,079		$691,468		$920,538	$1,152,361
Net assets attributable to common shares, end of period (in 000’s)	$690,087		$740,746		$764,312		$601,745		$828,027	$1,057,668
Ratio of net investment income to average net assets attributable to common shares	1.51	%(c)	1.13%		0.44%		0.30%		0.21%	0.59%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.32	%(c)(e)(f)	1.31	%(e)(f)	1.32	%(e)(f)	1.29	%(e)	1.24%	1.20%
Portfolio turnover rate	94.0%		214.6%		198.4%		36.0%		87.4%	83.7%
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$ 87,909		$ 87,909		$ 88,767		$ 89,724		$ 92,512	$ 94,693
Total shares outstanding (in 000’s)	3,516		3,516		3,551		3,589		3,700	3,788
Liquidation preference per share	$ 25.00		$ 25.00		$ 25.00		$ 25.00		$ 25.00	$ 25.00
Average market value (g)	$ 23.50		$ 24.13		$ 23.81		$ 22.03		$ 21.28	$ 21.00
Asset coverage per share	$ 221		$ 236		$ 240		$ 193		$ 249	$ 304
Asset coverage	885%		943%		961%		771%		995%	1,217%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014, and 2013 would have been 1.17%, 1.17%, 1.18%, 1.15%, 1.14%, and 1.11%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred dividends and service fees on securities sold short. If this expense had not been incurred, the expense ratios for the years ended December 31, 2017 and 2016 would have been 1.30%, and 1.31% attributable to common shares, respectively, and 1.16%, and 1.17% including liquidation value of preferred shares. For the six months ended June 30, 2018, there was no impact on the expenses ratios.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$320,254,893	—	$320,254,893
Metals and Mining	346,166,643	$22,439,469	368,606,112
Total Common Stocks	666,421,536	22,439,469	688,861,005
Convertible Preferred Stocks (a)	2,853,341	—	2,853,341
Warrants (a)	—	0	0
Convertible Corporate Bonds (a)	—	3,352,646	3,352,646
Corporate Bonds (a)	—	9,747,590	9,747,590
U.S. Government Obligations	—	105,578,457	105,578,457
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$669,274,877	$141,118,162	$810,393,039
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$(7,384,157)	$(18,219,535)	$(25,603,692)
Put Options Written	(398,028)	(609,828)	(1,007,856)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(7,782,185)	$(18,829,363)	$(26,611,548)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, the Fund had transfers from Level 2 to Level 1 of $1,890,462 or 0.26% of net assets as of December 31, 2017. Transfers from Level 2 to Level 1 are due to increases in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Fund held no level 3 investments at June 30, 2018 or December 31, 2017.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost, if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2018 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2018 had an average monthly market value of approximately $31,591,224.

At June 30, 2018, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities

Liabilities
OTC Equity Written Options	$14,333,265	—	$14,333,265

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2018:

		Net Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of Assets	Financial	Cash Collateral
	and Liabilities	Instruments	Pledged	Net Amount
Counterparty
Pershing LLC	$12,546,543	$(12,546,543)	—	—
Morgan Stanley	1,721,963	(1,721,963)	—	—
The Goldman Sachs Group, Inc.	64,759	(64,759)	—	—
Total	$14,333,265	$(14,333,265)	—	—

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2018, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2018, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2018, the Fund incurred $389 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (“Series B Preferred”) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$6,585,968	$4,401,545
Return of capital	74,461,432	—

Total distributions paid	$81,047,400	$4,401,545

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2017, the Fund had net long term capital loss carryforwards for federal income tax purposes of $430,898,578 which are available for an unlimited period to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2018:

	Cost/	Gross	Gross
	(Proceeds)/	Unrealized	Unrealized	Net Unrealized
	Premiums	Appreciation	Depreciation	Depreciation
Investments and derivative instruments	$1,012,020,717	$14,669,266	$(242,908,492)	$(228,239,226)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,000.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2018, the Fund accrued $98,640 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $686,589,132 and $674,377,850, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). Pursuant to a $500 million shelf registration, during the year ended December 31, 2017, the Fund has sold its common shares in “at the market” offerings as summarized in the following table:

			Sales		Net
Year	Shares	Net	Manager	Offering	Proceeds in
Ended	Issued	Proceeds	Commissions	Expenses	Excess of Par
2017	727,934	$4,108,377	$39,781	$129,409	$89,012

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not repurchase any shares.

Transactions in common shares of beneficial interest for the six months ended June 30, 2018 and the year ended December 31, 2017, were as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offering	—	—	727,934	$4,108,377
Increase from shares issued upon reinvestment of distributions	65,926	$333,583	418,401	2,310,005

Total	65,926	$333,583	1,146,335	$6,418,382

The Fund has an effective shelf registration authorizing the offering of an additional $500 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2017, the Fund repurchased and retired 34,324 of the Series B Preferred in the open market at an investment of $811,253 and an average discount of approximately 5.50% from its liquidation preference. During the six months ended June 30, 2018 the Fund did not repurchase any Series B Preferred. At June 30, 2018, 3,516,357 Series B Preferred were outstanding and accrued dividends amounted to $61,048.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Anthonie C. van Ekris as Trustees of the Fund. A total of 113,873,812 votes and 113,982,696 votes were cast in favor of these Trustees, and a total of 8,717,178 votes and 8,608,293 votes were withheld for these Trustees, respectively.

In addition preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 2,776,312 votes were cast in favor of this Trustee and a total of 156,786 votes were withheld for this Trustee.

Vincent D. Enright, Frank J. Fahrenkopf, Jr., Michael J. Melarkey and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

Effective May 16, 2018, Anthony J. Colavita resigned from the Board and Anthony S. Colavita was appointed to the Board.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 22, 2018, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, and five year periods (as of December 31, 2017) against a peer group of covered call funds on energy and/or natural resources and a larger peer group of covered call funds, each prepared by the Adviser. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one and three year periods and in the fourth quartile for the five year period for the larger peer group. However, the Independent Board Members noted the Fund’s option writing strategy had performed well recently and that for the one year, three year, and five year periods, the Fund ranked fifth out of eight funds, fifth out of eight funds, and eighth out of eight funds, respectively, against its smaller peer group, which consists of other energy and/or natural resource funds that pursue a covered call strategy. In this regard, the Independent Board Members noted that the Fund’s underperformance relative to available peers in the larger peer group was attributable to its particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. The Independent Board Members also compared the Fund’s performance to relevant benchmarks it considered representative of the Fund’s strategy and noted the Fund’s performance relative to those benchmarks (which do not reflect options strategies). The Independent Board Members discussed the new investment direction that the portfolio manager intends to pursue and noted that shareholders of the Fund had indicated that the Fund’s covered call strategy was a desirable feature of the Fund for them.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of a peer group of core, growth, and sector value funds selected by Lipper and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s investment management fee was above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited) (Continued)

for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its recent performance record against the limited universe of other funds that utilize a covered call options writing strategy was acceptable. The Independent Board Members also concluded that the Fund had performed more favorably in recent years in relation to the performance of the particular natural resources and energy industries the Fund focuses on. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Global Gold, Natural Resources & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

GAMCO Global Gold, Natural Resources & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,609,834 Preferred Series B – 3,516,357
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,609,834 Preferred Series B – 3,516,357
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,609,834 Preferred Series B – 3,516,357
Month #4 04/01/2018 through 04/30/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,609,834 Preferred Series B – 3,516,357
Month #5 05/01/2018 through 05/31/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,609,834 Preferred Series B – 3,516,357
Month #6 06/01/2018 through 06/30/2018	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,675,760 Preferred Series B – 3,516,357
Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.